Share-Based Compensation - Assumptions Used in Calculating Options Granted (Detail) (Successor, Tronox Limited Management Equity Incentive Plan, Stock Options, USD $)	1 Months Ended
	Mar. 11, 2013	Feb. 25, 2013	Nov. 12, 2012	Oct. 26, 2012
Successor | Tronox Limited Management Equity Incentive Plan | Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Risk-free interest rate	1.19%	1.04%	0.87%	1.02%
Expected dividend yield	4.65%	5.24%	5.34%	4.84%
Expected volatility	56.00%	56.00%	56.00%	56.00%
Expected term (years)	10 years	10 years	10 years	10 years
Per-unit fair value of options granted	$ 7.48	$ 6.28	$ 6.07	$ 7.03